UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

200 N. Mesquite Street, Suite 205, Arlington, TX 76011

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	July 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 98.02%

Air Courier Services - 1.68%
1,200	FedEx Corp.	$ 295,044

Aircraft Engines & Engine Parts - 2.06%
2,660	United Technologies Corp.	361,068

Beverages - 3.60%
6,891	The Coca-Cola Co.	321,327
2,976	PepsiCo, Inc.	310,155
		631,482
Biotechnology - 1.41%
672	Regeneron Pharmaceuticals, Inc. *	247,303

Business Software & Services - 1.72%
3,715	Cognizant Technology Solutions Corp.	302,773

Cable & Other Pay Television Services - 1.99%
1,037	Netflix, Inc. *	349,936

Communications Equipment, NEC - 1.81%
7,500	Cisco Systems, Inc.	317,175

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.68%
2,586	Kimberly Clark Corp.	294,442

Credit Services - 3.69%
3,000	American Express Co.	298,560
1,767	Mastercard, Inc.	349,866
		648,426
Crude Petroleum & Natural Gas - 0.84%
1,751	Occidental Petroleum Corp.	146,961

Electric Services - 2.04%
2,139	NextEra Energy, Inc.	358,368

Electronic Computers - 2.15%
1,989	Apple, Inc.	378,487

Entertainment - Diversified - 1.62%
7,965	Comcast Corp. Class A	284,988

Farm Machinery & Equipment - 1.64%
2,000	Caterpillar, Inc.	287,600

Finance Services - 4.36%
500	BlackRock, Inc.	251,380
2,690	CBOE Holdings, Inc.	261,280
5,000	Morgan Stanley	252,800
		765,460
General Industrial Machinery & Equipment - 1.53%
1,877	Illinois Tool Works, Inc.	269,030

Insurance Agents, Brokers & Service - 2.00%
1,774	Berkshire Hathaway, Inc. Class B *	351,021

Life Insurance - 1.67%
6,416	MetLife, Inc.	293,468

National Commercial Banks - 5.60%
4,560	Citigroup, Inc.	327,818
2,412	PNC Financial Services Group, Inc.	349,330
5,792	U.S. Bancorp.	307,034
		984,182
Oil & Gas Field Services, NEC - 3.79%
3,000	Phillips 66	370,020
2,500	Valero Energy Corp.	295,875
		665,895
Personal Products - 1.67%
4,382	Colgate-Palmolive Co.	293,638

Pharmaceutical Preparations - 4.10%
2,500	Celgene Corp. *	225,225
4,000	Bristol-Myers Squibb Co.	235,000
3,000	Zoetis, Inc.	259,440
		719,665
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.76%
4,500	DowDuPont, Inc.	309,465

Railroads, Line-Haul Operating - 1.99%
2,327	Union Pacific Corp.	348,794

Retail-Building Materials, Hardware, Garden Supply - 1.69%
1,500	The Home Depot, Inc.	296,280

Retail-Drug Stores & Proprietary Stores - 1.70%
4,394	Express-Scripts Holding Co. *	297,975

Retail-Eating Places - 1.82%
2,033	McDonalds Corp.	320,279

Retail-Lumber & Other Building Materials Dealers - 2.27%
4,022	Lowe's Companies, Inc.	399,545

Retail-Miscellaneous Retail - 3.22%
318	Amazon.com, Inc. *	565,226

Retail-Variety Stores - 1.98%
1,592	Costco Wholesale Corp.	348,186

Semiconductors & Related Devices - 4.98%
5,000	Intel Corp.	240,500
1,500	NVIDIA Corp.	367,290
5,500	Applied Materials, Inc.	267,465
		875,255
Services-Business Services, NEC - 7.24%
1,500	Accenture, Plc. (Ireland) *	238,995
2,799	Automatic Data Processing, Inc.	377,837
154	Booking Holdings, Inc. *	312,423
2,506	Visa, Inc.	342,670
		1,271,925
Services-Computer Programming Services - 2.34%
3,000	Salesforce.com, Inc. *	411,450

Services-Computer Programming, Data Processing, Etc. - 1.80%
1,830	Facebook, Inc. *	315,821

Surgical & Medical Instruments & Apparatus - 5.62%
1,521	3M Co.	322,939
1,250	Becton Dickinson & Co.	312,963
2,154	Stryker Corp.	351,641
		987,543
Telephone Communications (No Radiotelephone) - 1.49%
8,183	AT&T Corp.	261,610

Television Broadcasting Stations - 2.10%
9,313	Twenty-First Century Fox, Inc. *	369,263

Trucking & Courier Services (No Air) - 1.92%
2,812	United Parcel Service, Inc. Class B	337,131

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.45%
2,025	McKesson Corp.	254,340

TOTAL FOR COMMON STOCKS (Cost $13,094,910) - 98.02%		17,216,500

SHORT TERM INVESTMENTS - 2.00%
351,104	Fidelity Money Market Portfolio Institutional Class 1.84% **	351,104

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $351,104) - 2.00%		351,104

TOTAL INVESTMENTS (Cost $13,446,014) *** - 100.02%		17,567,604

LIABILITIES IN EXCESS OF OTHER ASSETS - -0.02%		-3753

NET ASSETS - 100.00%		$ 17,563,851

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2018.

*** At July 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,446,014 amounted to $4,121,590, which consisted of aggregate gross unrealized appreciation of $4,296,423 and aggregate gross unrealized depreciation of $174,833.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At July 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,446,014 amounted to $4,121,590, which consisted of aggregate gross unrealized appreciation of $4,296,423 and aggregate gross unrealized depreciation of $174,833.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 17,216,500			$ 17,216,500
Limited Partnerships
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	$ 351,104			$ 351,104
Total	$ 17,567,604			$ 17,567,604

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	July 31, 2018 (Unaudited)

Shares		Value

CORPORATE BONDS - 31.63%

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 1.32%
250,000	Kraft Heinz Foods Co. 2.80%, 07/02/2020	$ 248,165

Computer & Office Equipment - 1.33%
250,000	IBM Corp. 3.625%, 02/12/2024	251,132

Crude Petroleum & Natural Gas - 1.60%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	200,374
100,000	Devon Energy Corp. 6.30%, 01/15/2019	101,263
		301,637
Fire, Marine & Casualty Insurance - 2.71%
250,000	American International Group, Inc. 4.875%, 06/01/2022	261,185
250,000	CNA Financial Corp. 3.95%, 05/15/2024	248,961
		510,146
Miscellaneous Business Credit Institution - 1.33%
250,000	Ford Motor Credit Co. 4.375%, 08/06/2023	250,195

National Commercial Banks - 11.39%
250,000	Bank of America Corp. 5.875%, 01/05/2021	264,317
200,000	Barclays Plc 3.65%, 03/16/2025	189,026
230,000	Block Financial LLC 4.125%,10/01/2020	231,105
250,000	Capital One Bank NA 2.95% 07/23/2021	245,706
250,000	Citigroup, Inc. 4.50% 01/14/2022	257,082
250,000	Discover Bank 7.00%, 04/15/2020	262,629
200,000	Huntington National Bank 2.20%, 04/19/2019	199,338
250,000	PNC Financial Services 3.80%, 07/25/2023	250,434
225,000	Suntrust Banks, Inc. 6.00%, 02/15/2026	247,571
		2,147,208
Operative Builders - 2.57%
283,000	D.R. Horton, Inc. 3.750%, 03/01/2019	283,694
200,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	199,900
		483,594
Optical Instruments & Lenses - 1.23%
225,000	KLA-Tencor Corp. 4.65%, 11/01/2024	231,918

Paper Mills - 1.58%
300,000	International Paper, 3.65% 06/15/2024	297,705

Pipelines (No Natural Gas) - 1.34%
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	153,298
100,000	Buckeye Partners L.P. 2.65%, 11/15/2018	100,021
		253,319
Retail-Auto & Home Supply Stores - 1.26%
250,000	Autozone, Inc. 3.25%, 04/15/2025	237,852

Retail-Drug Stores & Proprietary Stores - 1.31%
250,000	CVS Health Corp. 2.80%, 07/20/2020	247,619

Security Brokers, Dealers & Flotation Companies - 2.66%
250,000	Blackrock, Inc. 3.50%, 3/18/2024	251,407
250,000	Morgan Stanley 3.75%, 02/25/2023	250,231
		501,638

TOTAL FOR CORPORATE BONDS (Cost $6,051,793) - 31.63%		5,962,128

MUNICIPAL BONDS - 8.66%

Delaware - 1.67%
265,000	Cook County IL Cmty High School Dist #229 3.0%, 12/01/2020	271,121
45,000	Delaware State Housing Authority 2.75%, 12/01/2041	42,867
		313,988
Kentucky - 1.33%
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	250,572

Maryland - 1.02%
195,000	Maryland State Community Dev. Admin. Dept. 3.242%, 09/01/2048	192,578

Massachusetts - 1.72%
95,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	95,249
220,000	Massachusetts State Housing Finance Agency 4.00%, 06/01/2039	229,438
		324,687
Pennsylvania - 1.09%
200,000	Pennsylvania State Higher Education Facility Athorities, 4.00%, 06/15/2023	204,672

Washington - 1.83%
100,000	King County WA School District #411, 1.293% 12/01/2018	99,683
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	246,212
		345,895

TOTAL FOR MUNICIPAL BONDS (Cost $1,661,579) - 8.66%		1,632,392

PREFERRED SECURITIES - 13.18%

Electric Services - 2.64%
9,463	DTE Energy Co. PFD 6.00%, 12/15/2076	249,634
9,531	The Southern Co. PFD 6.25%, 10/15/75	248,378
		498,012
Electric & Other Services Combined - 2.68%
10,059	Duke Energy Corp. 5.125% PFD	252,380
10,107	Interstate Power & Light Co. PFD, 5.10%, 12/31/49	253,484
		505,864
Fire, Marine & Casualty Insurance - 1.33%
9,724	The Allstate Corp. PFD 6.625%, 12/31/2049	250,685

National Commercial Banks - 2.69%
10071	BB&T Corp. PFD 5.625%, 12/31/2049	257,717
9603	Citigroup, Inc. PFD 6.875%, 02/12/2019	249,582
		507,299
Real Estate Investment Trust - 1.13%
8,322	Annaly Capital, Inc. Series C PFD 7.625%, 12/31/49	212,283

State Commercial Banks - 2.71%
10,132	Bank of NY Mellon Corp. PFD 5.20%, 12/31/2049	255,326
10,152	State Street Corp. PFD 5.25%, 12/31/2049	254,815
		510,141

TOTAL FOR PREFERRED SECURITIES (Cost $2,515,300) - 13.18%		2,484,284

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 42.34%

Federal Farm Credit Banks - 10.79%
300,000	Federal Farm Credit Banks 2.68%, 11/02/2020	298,675
300,000	Federal Farm Credit Banks 2.35%, 02/12/2021	296,463
300,000	Federal Farm Credit Banks 2.96%, 05/02/2022	297,940
275,000	Federal Farm Credit Banks 2.55%, 11/08/2023	264,744
300,000	Federal Farm Credit Banks 3.47%, 05/07/2024	298,473
300,000	Federal Farm Credit Banks 2.62%, 03/28/2025	287,055
300,000	Federal Farm Credit Banks 2.85%, 04/24/2025	290,822
		2,034,172
Federal Home Loans Banks - 6.63%
150,000	Federal Home Loans Banks 1.35% 11/26/2019	147,333
300,000	Federal Home Loans Banks 2.50%, 05/30/2023	293,897
250,000	Federal Home Loans Banks 2.25%, 10/24/2022	241,807
300,000	Federal Home Loans Banks 2.09%, 07/19/2024	282,113
300,000	Federal Home Loans Banks 2.97% 01/23/2026	285,371
		1,250,521
Federal Home Loans Mortgage Corporations - 6.19%
227,683	Federal Home Loan Mortgage Credit Multifamily Structured Certs. 1.583%, 04/25/2022	221,873
300,000	Federal Home Loan Mortgage Credit 1.69%, 05/15/2020	294,983
18,183	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 ***	18,214
93,173	Federal Home Loan Mortgage Credit Class AC CMO 2.25%, 02/15/2028	89,761
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	147,578
6,415	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 ***	6,552
957	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 ***	994
366	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 ***	366
3,540	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 ***	3,540
205,391	Freddie Mac Gold Pool #G08705 3.00%, 05/01/2046	198,142
186,463	Freddie Mac Gold Pool #G08706 3.50%, 05/01/2046	185,221
		1,167,224
Federal National Mortgage Associations - 4.84%
150,000	Federal National Mortgage Association 1.40%, 08/28/2020	145,790
225,000	Federal National Mortgage Association 2.625%, 09/06/2024	220,175
57,950	Federal National Mortgage Association Pool #462285 3.325%, 06/01/2036***	58,036
2,391	Federal National Mortgage Association Pool #551037 2.665%, 11/01/2020***	2,390
30,694	Federal National Mortgage Association Pool #745776 3.918%, 07/01/2036***	32,412
4,265	Federal National Mortgage Association Pool #791573 3.295%, 08/01/2034***	4,481
31,300	Federal National Mortgage Association Pool #883017 3.424%, 06/01/2036***	32,856
26,278	Federal National Mortgage Association Pool #888386 3.657%, 03/01/2038***	27,700
2,696	Federal National Mortgage Association Pool #995350 3.328%, 09/01/2038***	2,800
202,104	Federal National Mortgage Association Pool #BA3805 3.00%, 05/01/2046	195,084
194,304	Federal National Mortgage Association Pool #MA2643 3.00%, 05/01/2036	190,812
		912,536
Federal National Mortgage Associations Collateralized Mortgage Obligations - 10.23%
289,096	FHR 4751 Class AP 3.00%, 06/15/2046	282,918
244,281	FNR 2012-99 Class AV Mtg. 3.00%, 08/25/2036	233,834
227,379	FNR 2012-120 Class PA Mtg. 3.50%, 10/25/2042 **	227,669
237,926	FNR 2012-112 Da 3.00%, 10/25/2042	230,763
220,628	FNR 4447 Pa Mtge 3.00%, 12/15/2044	216,360
196,497	FNR 2012-134 Class VP CMO Mtg. 3.00%, 10/25/2042 **	194,108
60,189	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	59,083
52,106	FNR 2013-41 Class AE CMO 2.00%, 07/25/2037	51,112
250,000	FNR 2015-67 Class QV CMO Mtg. 3.00%, 12/25/2040	235,812
501,419	FNS 416 Class A300 Mtg. 3.00%, 11/25/2042	196,142
		1,927,801
Government National Mortgage Association - 2.35%
6,426	Government National Mortgage Association Pool #008062 3.125%, 10/20/2022 ***	6,493
22,728	Government National Mortgage Association Pool #008120 2.375%, 01/20/2023 ***	23,096
4,303	Government National Mortgage Association Pool #008228 2.75%, 07/20/2023 ***	4,380
3,995	Government National Mortgage Association Pool #008259 2.125%, 08/20/2023 ***	4,067
15,336	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 ***	15,636
2,869	Government National Mortgage Association Pool #008375 2.375%, 02/20/2024 ***	2,926
3,446	Government National Mortgage Association Pool #008395 2.375%, 03/20/2024 ***	3,515
1,511	Government National Mortgage Association Pool #008410 2.625%, 04/20/2024 ***	1,534
3,547	Government National Mortgage Association Pool #008421 2.625%, 05/20/2024 ***	3,626
2,977	Government National Mortgage Association Pool #008502 2.75%, 09/20/2024 ***	3,042
4,677	Government National Mortgage Association Pool #008503 2.75%, 09/20/2024 ***	4,780
3,855	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 ***	3,944
6,962	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 ***	7,122
15,564	Government National Mortgage Association Pool #008595 2.375%, 02/20/2025 ***	15,925
3,391	Government National Mortgage Association Pool #008660 2.75%, 07/20/2025 ***	3,475
10,906	Government National Mortgage Association Pool #080450 2.75%, 09/20/2030 ***	11,078
31,786	Government National Mortgage Association Pool #080524 2.75%, 07/20/2031 ***	32,860
31,529	Government National Mortgage Association Pool #080569 2.375%, 01/20/2032 ***	32,577
4,183	Government National Mortgage Association Pool #080659 3.125%, 12/20/2032 ***	4,328
42,616	Government National Mortgage Association Pool #081113 3.125%, 10/20/2034 ***	25,937
25,154	Government National Mortgage Association Pool #081727 2.75%, 7/20/2036 ***	44,162
30,260	Government National Mortgage Association Pool #082903 2.50%, 08/20/2041	31,060
692	Government National Mortgage Association Pool #335228 7.50%, 12/15/2023	698
179	Government National Mortgage Association Pool #352081 7.00%, 09/15/2023	187
1,122	Government National Mortgage Association Pool #352837 6.50%, 01/15/2024	1,232
776	Government National Mortgage Association Pool #353946 7.00%, 02/15/2024	777
164	Government National Mortgage Association Pool #426033 6.50%, 04/15/2026	180
6,846	Government National Mortgage Association Pool #460203 7.00%, 04/15/2028	6,982
145,845	Government National Mortgage Association Series 2012-047 Cl Va 3.50%, 07/23/2023	147,491
		443,110
U.S. Government Agencies & Obligations - 1.31%
250,000	Tenn Valley Authority 2.875% 9/15/2024	247,151

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $8,281,375) - 42.34%		7,982,515

FOREIGN GOVERNMENT AGENCIES AND OBLIGATIONS - 2.75%

Foreign Government Bonds (Mexico) - 2.75%
275,000	Mexican States 3.60%, 01/30/2025	267,396
250,000	United Mexican United States 3.625%, 03/15/2022	250,373

TOTAL FOR FOREIGN GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $534,736) - 2.75%		517,769

SHORT-TERM INVESTMENTS - .94%
177,313	Fidelity Money Market Portfolio Institutional Class 1.84% **	177,313

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $177,313) - .94%		177,313

TOTAL INVESTMENTS (Cost $19,176,571) *** - 99.49%		18,756,401

OTHER ASSETS LESS LIABILITIES - 0.51%		95,903

NET ASSETS - 100.00%		$ 18,852,304

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2018.

*** At July 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,176,572 amounted to $367,530, which consisted of aggregate gross unrealized appreciation of $33,007 and aggregate gross unrealized depreciation of $400,537.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At July 31, 2018 the net unrealized depriciation on investments, based on cost for federal income tax purposes of $19,176,572 amounted to $367,530, which consisted of aggregate gross unrealized appreciation of $33,007 and aggregate gross unrealized depreciation of $400,537.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Bonds		$ 5,962,128		$ 5,962,128
Municipal Bonds		$ 1,632,392		$ 1,632,392
Preferred Securities	$ 2,484,284			$ 2,484,284
U.S. Government Agencies and Obligations		$ 7,982,515		$ 7,982,515
Short-Term Investments:
Foreign Government Agencies and Obligations		$ 517,769		$ 517,769
Fidelity Money Market Portfolio Institutional Class	$ 177,313			$ 177,313
	$ 2,661,597	$ 16,094,804		$ 18,756,401

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 25, 2018

By (Signature and Title)

*

/s/Bob Anastasi

Bob Anastasi, Treasurer

Date: September 25, 2018

* Print the name and title of each signing officer under his or her signature.